Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used in the Valuation
The assumptions used in the valuation for all of the options granted for the nine months ended April 30, 2016 were as follows:

Market value of stock on measurement date	$7.00
Risk-free interest rate	2.05%
Dividend yield	0%
Volatility factor	373%
Term	10 years

The assumptions used in the valuation for all of the options granted for the year ended July 31, 2015 were as follows:

Market value of stock on measurement date	$ 3.75 to 7.30	$ 2.40 to 5.40
Risk-free interest rate	1.00 to 1.73%	2.19-2.99%
Dividend yield	0%	0%
Volatility factor	147 to 407%	418-459%
Term	3 to 5 years	7-10 years

Schedule of Options and Warrants Outstanding
Stock option activity for nine months ended April 30, 2016 is presented in the table below:

			Weighted-
			average
		Weighted-	Remaining
		average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(years)	Value
Outstanding at July 31, 2015	3,157,500	$9.42	$7.58
Granted	1,437,500	7.25
Exercised	(30,000)	5.00
Outstanding at April 30, 2016	4,565,000	$8.77	$7.68	$5,969,725
Exercisable at April 30, 2016	4,277,500	$8.37	$8.07	$5,969,725

Warrant activity for the nine months ended April 30, 2016 is presented in the table below:

			Weighted-
		Weighted-	average
		average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at July 31, 2015	1,338,552	$19.53	3.55	$–
Issued	–		–	–
Expired	(119,767)	35.14	–	–
Outstanding at April 30, 2016	1,218,785	$17.99	3.11	$34,144
Exercisable at April 30, 2016	493,785	$22.39	5.22	$34,144

Stock option activity for year ended July 31, 2015 is presented in the table below:

			Weighted-
			average
		Weighted-	Remaining
		average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(years)	Value
Outstanding at July 31, 2014	3,047,500	9.00	8.56
Granted	195,000	11.33
Forfeited/expired/cancelled	(85,000)	11.21
Outstanding at July 31, 2015	3,157,500	9.42	7.58	$1,569,000
Exercisable at July 31, 2015	2,743,750	8.88	8.11	$1,569,000

Warrant activity for the year ended July 31, 2015 is presented in the table below:

			Weighted-
		Weighted-	average
		average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at July 31, 2014	1,254,752	$20.00	4.33	$-
Issued	83,800	9.07	-	-
Exercised	-		-	-
Outstanding at July 31, 2015	1,338,552	$19.53	3.55	$-
Exercisable at July 31, 2015	613,552	$24.88	4.89	$-

Schedule of Nonvested Share Activity
A summary of the status of the Company’s non-vested options as of April 30, 2016 and changes during the nine months ended April 30, 2016 are presented below:

		Weighted Average
	Number of	Grant Date
Non-vested options	Options	Fair Value

Non-vested at July 31, 2015	37,500	$3.85

Granted	1,437,500	7.00
Vested	(1,450,000)	7.01

Non-vested at April 30, 2016	25,000	$3.85

A summary of the status of Opiant’s non-vested options as of July 31, 2015 and changes during the year ended July 31, 2015 are presented below:

		Weighted Average
	Number of	Grant Date
Non-vested options	Options	Fair Value

Non-vested at July 31, 2014	17,500	$3.11

Granted	195,000	5.09
Vested	(175,000)	5.06

Non-vested at July 31, 2015	37,500	$3.85